Fair value measurement (Tables)	12 Months Ended
Oct. 31, 2019
Statement [LineItems]
Summary of fair value of financial instruments
Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2019	Financial assets
	Cash and deposits with banks	$16,720	$639	$–	$–	$17,359	$17,359	$–
	Securities	20,115	53,984	413	46,798	121,310	121,453	143
	Cash collateral on securities borrowed	3,664	–	–	–	3,664	3,664	–
	Securities purchased under resale agreements	50,913	5,198	–	–	56,111	56,111	–
	Loans
	Residential mortgages	208,381	60	–	–	208,441	208,693	252
	Personal	43,098	–	–	–	43,098	43,120	22
	Credit card	12,335	–	–	–	12,335	12,335	–
	Business and government	103,885	21,182	–	–	125,067	125,160	93
	Derivative instruments	–	23,895	–	–	23,895	23,895	–
	Customers’ liability under acceptances	9,167	–	–	–	9,167	9,167	–
	Other assets	13,829	–	–	–	13,829	13,829	–
	Financial liabilities
	Deposits
	Personal	$176,340	$–	$1,751	$–	$178,091	$178,046	$(45)
	Business and government	248,367	–	9,135	–	257,502	257,872	370
	Bank	11,224	–	–	–	11,224	11,224	–
	Secured borrowings	38,680	–	215	–	38,895	39,223	328
	Derivative instruments	–	25,113	–	–	25,113	25,113	–
	Acceptances	9,188	–	–	–	9,188	9,188	–
	Obligations related to securities sold short	–	15,635	–	–	15,635	15,635	–
	Cash collateral on securities lent	1,822	–	–	–	1,822	1,822	–
	Obligations related to securities sold under repurchase agreements	51,801	–	–	–	51,801	51,801	–
	Other liabilities	14,066	114	12	–	14,192	14,192	–
	Subordinated indebtedness	4,684	–	–	–	4,684	4,925	241

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2018	Financial assets
	Cash and deposits with banks	$17,637	$54	$–	$–	$17,691	$17,691	$–
	Securities	12,876	52,394	184	36,210	101,664	101,507	(157)
	Cash collateral on securities borrowed	5,488	–	–	–	5,488	5,488	–
	Securities purchased under resale agreements	40,128	3,322	–	–	43,450	43,450	–
	Loans
	Residential mortgages	207,523	12	–	–	207,535	205,868	(1,667)
	Personal	42,577	–	–	–	42,577	42,559	(18)
	Credit card	12,255	–	–	–	12,255	12,255	–
	Business and government	92,605	16,424	–	–	109,029	108,917	(112)
	Derivative instruments	–	21,431	–	–	21,431	21,431	–
	Customers’ liability under acceptances	10,265	–	–	–	10,265	10,265	–
	Other assets	10,230	–	–	–	10,230	10,230	–
	Financial liabilities
	Deposits
	Personal	$163,113	$–	$766	$–	$163,879	$163,642	$(237)
	Business and government	233,174	–	6,975	–	240,149	240,374	225
	Bank	14,380	–	–	–	14,380	14,380	–
	Secured borrowings	42,481	–	126	–	42,607	42,868	261
	Derivative instruments	–	20,973	–	–	20,973	20,973	–
	Acceptances	10,296	–	–	–	10,296	10,296	–
	Obligations related to securities sold short	–	13,782	–	–	13,782	13,782	–
	Cash collateral on securities lent	2,731	–	–	–	2,731	2,731	–
	Obligations related to securities sold under repurchase agreements	30,840	–	–	–	30,840	30,840	–
	Other liabilities	13,030	95	17	–	13,142	13,142	–
	Subordinated indebtedness	4,080	–	–	–	4,080	4,340	260

Summary of derivative financial instruments
Fair value of derivative instruments

$ millions, as at October 31				2019			2018
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$67	$241	$(174)	$113	$8	$105
	– Swap contracts	8,528	7,697	831	4,603	5,901	(1,298)
	– Purchased options	92	–	92	92	–	92
	– Written options	–	128	(128)	–	100	(100)
		8,687	8,066	621	4,808	6,009	(1,201)
Exchange-traded	– Purchased options	4	–	4	1	–	1
		4	–	4	1	–	1
Total interest rate derivatives		8,691	8,066	625	4,809	6,009	(1,200)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	5,152	5,711	(559)	2,916	2,655	261
	– Swap contracts	2,971	3,330	(359)	4,825	4,979	(154)
	– Purchased options	214	–	214	240	–	240
	– Written options	–	196	(196)	–	233	(233)
		8,337	9,237	(900)	7,981	7,867	114
Total foreign exchange derivatives		8,337	9,237	(900)	7,981	7,867	114
Credit derivatives
Over-the-counter	– Credit default swap contracts –protection purchased	105	21	84	115	13	102
	– Credit default swap contracts –protection sold	–	107	(107)	3	131	(128)
Total credit derivatives		105	128	(23)	118	144	(26)
Equity derivatives
Over-the-counter		1,262	2,561	(1,299)	1,951	2,340	(389)
Exchange-traded		2,384	1,825	559	1,659	1,490	169
Total equity derivatives		3,646	4,386	(740)	3,610	3,830	(220)
Precious metal derivatives
Over-the-counter		287	167	120	63	29	34
Exchange-traded		69	45	24	143	229	(86)
Total precious metal derivatives		356	212	144	206	258	(52)
Other commodity derivatives
Over-the-counter		1,289	1,517	(228)	2,527	838	1,689
Exchange-traded		314	253	61	67	258	(191)
Total other commodity derivatives		1,603	1,770	(167)	2,594	1,096	1,498
Total held for trading		22,738	23,799	(1,061)	19,318	19,204	114
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	2	1	1	–	1	(1)
	– Swap contracts	439	256	183	773	243	530
	– Purchased options	14	–	14	11	–	11
	– Written options	–	–	–	–	8	(8)
Total interest rate derivatives		455	257	198	784	252	532
Foreign exchange derivatives
Over-the-counter	– Forward contracts	31	28	3	117	7	110
	– Swap contracts	571	1,026	(455)	1,205	1,461	(256)
Total foreign exchange derivatives		602	1,054	(452)	1,322	1,468	(146)
Credit derivatives
Over-the-counter	– Credit default swap contracts –protection purchased	–	3	(3)	–	3	(3)
Total credit derivatives		–	3	(3)	–	3	(3)
Equity derivatives
Over-the-counter		100	–	100	7	46	(39)
Total equity derivatives		100	–	100	7	46	(39)
Total held for ALM		1,157	1,314	(157)	2,113	1,769	344
Total fair value		23,895	25,113	(1,218)	21,431	20,973	458
Less: effect of netting		(14,572)	(14,572)	–	(11,789)	(11,789)	–
		$9,323	$ 10,541	$ (1,218)	$9,642	$9,184	$458

Changes in fair value of financial assets and liabilities in level 3
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

				Net gains (losses) included in income (1)
$ millions, for the year ended October 31	IAS 39 Opening balance	Reclassification upon adoption of IFRS 9 (2)	IFRS 9 Opening balance	Realized (3)	Unrealized (3)(4)	Net unrealized gains (losses) included in OCI (5)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2019
Securities mandatorily measured at FVTPL
Corporate equity	n/a	n/a	$6	$–	$1	$–	$–	$–	$–	$–	$7
Corporate debt	n/a	n/a	26	–	(3)	–	–	–	–	–	23
Mortgage- and asset-backed	n/a	n/a	319	–	1	–	–	–	74	(221)	173
Securities designated at FVTPL
Asset-backed	n/a	n/a	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL
Business and government	n/a	n/a	482	–	–	(1)	–	–	856	(506)	831
Debt securities measured at FVOCI
Government issued or guaranteed	n/a	n/a	–	–	–	–	–	–	–	–	–
Corporate debt	n/a	n/a	–	–	–	–	–	–	–	–	–
Mortgage- and asset-backed	n/a	n/a	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	n/a	n/a	285	–	–	2	–	–	74	(70)	291
Derivative instruments
Interest rate	n/a	n/a	–	–	59	–	–	–	2	(5)	56
Credit	n/a	n/a	115	(9)	(2)	–	–	–	–	–	104
Equity	n/a	n/a	107	–	15	–	–	(24)	202	(48)	252
Total assets	n/a	n/a	$1,340	$(9)	$71	$1	$–	$(24)	$1,208	$(850)	$1,737
Deposits and other liabilities (6)	n/a	n/a	$(423)	$–	$(113)	$–	$(100)	$117	$(288)	$206	$(601)
Derivative instruments
Interest rate	n/a	n/a	(109)	–	132	–	–	–	–	(24)	(1)
Credit	n/a	n/a	(131)	9	3	–	–	–	–	7	(112)
Equity	n/a	n/a	(119)	–	(89)	–	–	77	(70)	46	(155)
Total liabilities	n/a	n/a	$(782)	$9	$(67)	$ –	$(100)	$194	$(358)	$235	$(869)
2018
Securities mandatorily measured at FVTPL
Corporate equity	$32	$10	$42	$2	$(3)	$–	$–	$–	$–	$(35)	$6
Corporate debt	–	–	–	–	–	–	–	–	26	–	26
Mortgage- and asset-backed	3	707	710	3	9	–	12	–	95	(510)	319
Securities designated at FVTPL
Asset-backed	94	(94)	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL
Business and government	103	363	466	–	(5)	(5)	–	(2)	795	(767)	482
Debt securities measured at FVOCI
Government issued or guaranteed	–	–	–	–	–	–	479	–	–	(479)	–
Corporate debt	4	–	4	(5)	1	–	–	–	26	(26)	–
Mortgage- and asset-backed	1,674	(1,674)	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	289	(10)	279	(3)	(2)	5	–	–	219	(213)	285
Derivative instruments
Interest rate	28	–	28	–	(20)	–	–	–	–	(8)	–
Credit	130	–	130	(17)	2	–	–	–	–	–	115
Equity	38	–	38	–	(27)	–	12	(1)	109	(24)	107
Total assets	$2,395	$(698)	$1,697	$(20)	$(45)	$–	$503	$(3)	$1,270	$(2,062)	$1,340
Deposits and other liabilities (6)	$(369)	$–	$(369)	$–	$117	$–	$(126)	$81	$(226)	$100	$(423)
Derivative instruments
Interest rate	(20)	–	(20)	–	(79)	–	–	–	–	(10)	(109)
Credit	(148)	–	(148)	17	(2)	–	–	–	–	2	(131)
Equity	(77)	–	(77)	–	40	–	(71)	46	(147)	90	(119)
Total liabilities	$(614)	$–	$(614)	$17	$76	$–	$(197)	$127	$(373)	$182	$(782)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Certain reclassifications have been made upon adoption of IFRS 9. See Note 1 for more details about our transition to IFRS 9 on November 1, 2017.
(3)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(4)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(5)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(6)	Includes deposits designated at FVTPL of $135 million (2018: $112 million) and net bifurcated embedded derivative liabilities of $466 million (2018: $311 million).
n/a	Not applicable.

Valuation techniques and quantitative information about significant non-observable inputs used in level 3 financial instruments
Quantitative information about significant non-observable inputs
Valuation techniques using one or more non-observable inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable inputs used in Level 3 financial instruments:

					Range of inputs
$ millions, as at October 31	2019	Valuation techniques		Key non-observable inputs	Low		High
Securities mandatorily measured at FVTPL
Corporate equity	$7	Valuation multiple		Earnings multiple	15.1		15.1
Corporate debt	23	Discounted cash flow		Discount rate	7.5%		7.5%
Mortgage- and asset-backed	173	Discounted cash flow		Credit spread	0.9%		2.3%
		Market proxy or direct broker quote		Market proxy or direct broker quote	0.0%		0.5%
Equity securities designated at FVOCI
Corporate equity
Limited partnerships	225	Adjusted net asset value	(1)	Net asset value	n/a		n/a
Private companies	66	Adjusted net asset value	(1)	Net asset value	n/a		n/a
		Valuation multiple		Revenue multiple	2.6		2.6
Loans mandatorily measured at FVTPL
Business and government	831	Discounted cash flow		Credit spread	0.6%		1.6%
Derivative instruments
Interest rate	56	Proprietary model	(2)	n/a	n/a		n/a
		Option model		Market volatility	49.7%		69.4%
Credit	104	Market proxy or direct broker quote		Market proxy or direct broker quote	0.0%		20.5%
Equity	252	Option model		Market volatility	14.0%		14.0%
				Market correlation	23.3%		88.8%
Total assets	$1,737
Deposits and other liabilities	$(601)	Option model		Market volatility	4.8%		58.7%
				Market correlation	(64.0	) %	100.0%
Derivative instruments
Interest rate	(1)	Proprietary model	(2)	n/a	n/a		n/a
		Option model		Market volatility	49.7%		69.4%
Credit	(112)	Market proxy or direct broker quote		Market proxy or direct broker quote	0.0%		20.5%
Equity	(155)	Option model		Market correlation	7.1%		98.0%
Total liabilities	$(869)

(1)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(2)	Using valuation techniques that we consider to be non-observable.
n/a	Not applicable.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [LineItems]
Summary of fair value of financial instruments
The table below presents the fair values by level within the fair value hierarchy for those assets and liabilities in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2019	Total 2018
$ millions, as at October 31	2019	2018	2019	2018	2019	2018
Financial assets
Amortized cost securities	$–	$–	$20,242	$12,283	$524	$436	$20,766	$12,719
Loans
Residential mortgages	–	–	–	–	208,633	205,856	208,633	205,856
Personal	–	–	–	–	43,120	42,559	43,120	42,559
Credit card	–	–	–	–	12,335	12,255	12,335	12,255
Business and government	–	–	–	–	103,978	92,493	103,978	92,493
Investment in equity-accounted associates (1)	9	–	–	–	76	101	85	101
Financial liabilities
Deposits
Personal	$–	$–	$53,994	$48,116	$1,635	$1,989	$55,629	$50,105
Business and government	–	–	123,144	120,612	2,508	1,489	125,652	122,101
Bank	–	–	6,113	10,003	–	–	6,113	10,003
Secured borrowings	–	–	36,049	38,612	2,959	4,130	39,008	42,742
Subordinated indebtedness	–	–	4,925	4,340	–	–	4,925	4,340

(1)	See Note 25 for details of our equity-accounted associates.

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2019	Total 2018
$ millions, as at October 31	2019	2018	2019	2018	2019	2018
Financial assets
Deposits with banks	$–	$–	$639	$54	$–	$–	$639	$54
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	2,372	4,264	19,306 (1)	16,328 (1)	–	–	21,678	20,592
Corporate equity	25,852	25,140	684	208	7	6	26,543	25,354
Corporate debt	–	–	3,760	3,675	23	26	3,783	3,701
Mortgage- and asset-backed	–	–	2,220 (2)	2,612 (2)	173	319	2,393	2,931
	28,224	29,404	25,970	22,823	203	351	54,397	52,578
Loans mandatorily measured at FVTPL
Business and government	–	–	20,351	15,942	831	482	21,182	16,424
Residential mortgages	–	–	60	12	–	–	60	12
	–	–	20,411	15,954	831	482	21,242	16,436
Debt securities measured at FVOCI
Government issued or guaranteed	2,369	2,844	35,460	24,763	–	–	37,829	27,607
Corporate debt	–	–	5,621	4,543	–	–	5,621	4,543
Mortgage- and asset-backed	–	–	2,746	3,498	–	–	2,746	3,498
	2,369	2,844	43,827	32,804	–	–	46,196	35,648
Equity securities designated at FVOCI
Corporate equity	45	42	266	235	291	285	602	562
	45	42	266	235	291	285	602	562
Securities purchased under resale agreements measured at FVTPL	–	–	5,198	3,322	–	–	5,198	3,322
Derivative instruments
Interest rate	4	–	9,086	5,593	56	–	9,146	5,593
Foreign exchange	–	–	8,939	9,303	–	–	8,939	9,303
Credit	–	–	1	3	104	115	105	118
Equity	2,383	1,727	1,111	1,783	252	107	3,746	3,617
Precious metal	–	–	356	206	–	–	356	206
Other commodity	383	143	1,220	2,451	–	–	1,603	2,594
	2,770	1,870	20,713	19,339	412	222	23,895	21,431
Total financial assets	$33,408	$34,160	$117,024	$94,531	$1,737	$1,340	$152,169	$130,031
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(10,626)	$(7,556)	$(601)	$(423)	$(11,227)	$(7,979)
Obligations related to securities sold short	(7,258)	(4,443)	(8,377)	(9,339)	–	–	(15,635)	(13,782)
	(7,258)	(4,443)	(19,003)	(16,895)	(601)	(423)	(26,862)	(21,761)
Derivative instruments
Interest rate	–	–	(8,322)	(6,152)	(1)	(109)	(8,323)	(6,261)
Foreign exchange	–	–	(10,291)	(9,335)	–	–	(10,291)	(9,335)
Credit	–	–	(19)	(16)	(112)	(131)	(131)	(147)
Equity	(1,824)	(1,489)	(2,407)	(2,268)	(155)	(119)	(4,386)	(3,876)
Precious metal	–	–	(212)	(258)	–	–	(212)	(258)
Other commodity	(300)	(487)	(1,470)	(609)	–	–	(1,770)	(1,096)
	(2,124)	(1,976)	(22,721)	(18,638)	(268)	(359)	(25,113)	(20,973)
Total financial liabilities	$(9,382)	$(6,419)	$(41,724)	$(35,533)	$(869)	$(782)	$(51,975)	$(42,734)

(1)	Includes $56 million related to securities designated at FVTPL (2018: $52 million).
(2)	Includes $357 million related to asset-backed securities designated at FVTPL (2018: $132 million).
(3)
Comprises deposits designated at FVTPL of $10,458 million (2018: $7,517 million), net bifurcated embedded derivative liabilities of $643 million (2018: $350 million), other liabilities designated at FVTPL of $12 million (2018: $17 million), and other financial liabilities measured at fair value of $114 million (2018: $95 million).